John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Emerging Markets ETF (the Fund)

Supplement dated December 20, 2018 to the current Statement of Additional Information (SAI), as may be supplemented

The following information supplements and supersedes any information to the contrary contained in the SAI.

Effective January 1, 2019, the “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” section is revised and restated in its entirety as follows:

Placement of Redemption Orders Outside Clearing Process—Foreign Funds

Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Fund from delivering securities within the normal settlement period.

The holidays applicable to the Fund are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. For the period January1, 2019 through December 31, 2019, the dates of regular holidays affecting the relevant securities markets in which the Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2019

BRAZIL
	January 1	April 19	November 20
	January 25	May 1	December 25
	March 4	June 20
	March 5	July 9
	March 6	November 15

CHILE
	January 1	August 15	October 31
	April 19	September 18	November 1
	May 1	September 19	December 25
	May 21	September 20	December 31
July 16

CHINA
	January 1	February 8	October 1
	February 4	April 5	October 2
	February 5	May 1	October 3
	February 6	June 7	October 4
	February 7	September 13	October 7

COLOMBIA
	January 1	May 1	August 19
	January 7	June 3	October 14
	March 25	June 24	November 4
	April 18	July 1	November 11
	April 19	August 7	December 25

THE CZECH REPUBLIC
	January 1	May 8	December 25
	April 19	July 5	December 26
	April 22	October 28
	May 1	December 24

EGYPT
	January 1	May 1	August 11
	January 7	June 4	August 12
	April 25	June 5	October 6
	April 28	July 1
	April 29	July 23

The Egyptian market is closed every Friday.

GREECE
	January 1	April 26	October 28
	March 11	April 29	December 24
	March 25	May 1	December 25
	April 19	June 17	December 26
	April 22	August 15

HUNGARY
	January 1	June 10	December 24
	March 15	August 19	December 25
	April 19	August 20	December 26
	April 22	October 23	December 27
	May 1	November 1

INDIA
	February 19	June 5	October 8
	March 4	August 12	October 28
	March 21	August 15	November 12
	April 17	September 2	December 25
	April 19	September 10
	May 1	October 2

INDONESIA
	January 1	May 1	June 6
	February 5	May 30	June 7
	March 7	June 3	December 24
	April 3	June 4	December 25
	April 19	June 5	December 31

MALAYSIA
	January 1	May 1	August 12
	January 21	May 20	September 2
	February 1	May 22	September 9
	February 4	June 4	September 16
	February 5	June 5	October 28
	February 6	June 6	December 25

MEXICO
	January 1	April 19	November 18
	February 4	May 1	December 12
	March 18	September 16	December 25
	April 18	November 2

PERU
	January 1	May 1	October 8
	April 18	July 29	November 1
	April 19	August 30	December 25

THE PHILIPPINES
	January 1	April 19	November 1
	February 5	May 1	December 24
	February 25	June 12	December 25
	April 9	August 21	December 30
	April 18	August 26	December 31

POLAND
	January 1	June 20	December 24
	April 19	August 15	December 25
	April 22	November 1	December 26
	May 1	November 11	December 31
May 3

QATAR
	January 1	June 5	August 13
	February 12	June 6	December 18
	March 3	August 11
	June 4	August 12

The Qatari market is closed every Friday.

RUSSIA
	January 1	January 8	May 9
	January 2	March 8	May 10
	January 3	May 1	June 12
	January 4	May 2	November 4
	January 7	May 3

SOUTH AFRICA
	January 1	May 1	December 16
	March 21	June 17	December 25
	April 19	August 9	December 26
	April 22	September 24

SOUTH KOREA
	January 1	May 1	September 13
	February 4	May 6	October 3
	February 5	June 6	October 9
	February 6	August 15	December 25
	March 1	September 12

TAIWAN
	January 1	February 7	May 1
	January 31	February 8	June 7
	February 1	February 28	September 13
	February 4	March 1	October 10
	February 5	April 4	October 11
	February 6	April 5

THAILAND
	January 1	May 1	October 14
	February 19	May 20	October 23
	April 8	July 16	December 5
	April 15	July 29	December 10
	April 16	August 12	December 31

TURKEY
	January 1	June 6	August 14
	April 23	June 7	August 30
	May 1	July 15	October 28
	June 4	August 12	October 29
	June 5	August 13

THE UNITED ARAB EMIRATES
	January 1	August 11	September 1
	April 3	August 12	November 10
	June 5	August 13	December 2
	June 6	August 14	December 3

The Emirati market is closed every Friday.

The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities compose the Fund. For the period January 1, 2019 through December 31, 2019, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle for the Fund as follows:

Country	Trade Date	End of Settlement Period	Number of Days in Settlement Period
2019
Brazil	02/27/19	03/07/19	8
	02/28/19	03/08/19	8
	03/01/19	03/11/19	10

CHILE	09/13/19	09/23/19	10
	09/16/19	09/24/19	8
	09/17/19	09/25/19	8

CHINA	01/30/19	02/11/19	12
	01/31/19	02/12/19	12
	02/01/19	02/13/19	12
	09/26/19	10/08/19	12
	09/27/19	10/09/19	12
	09/30/19	10/10/19	10

the czecH republic	12/19/19	12/27/19	8
	12/20/19	12/30/19	10
	12/23/19	12/31/19	8

egypt	04/21/19	04/30/19	9
	04/22/19	05/02/19	10
	04/23/19	05/05/19	12
	04/24/19	05/06/19	12
	05/29/19	06/06/19	8
	05/30/19	06/09/19	10
	06/03/19	06/11/19	8
	08/05/19	08/13/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

greece	04/24/19	05/02/19	8
	04/25/19	05/03/19	8
	12/19/19	12/27/19	8
	12/20/19	12/30/19	10
	12/23/19	12/31/19	8

hungary	12/19/19	12/30/19	11
	12/20/19	12/31/19	11
	12/23/19	01/02/20	10

Indonesia	05/28/19	06/10/19	13
	05/29/19	06/11/19	13
	05/31/19	06/12/19	12

Malaysia	01/29/19	02/07/19	9
	01/30/19	02/08/19	9
	01/31/19	02/11/19	11
	05/30/19	06/07/19	8
	05/31/19	06/10/19	10
	06/03/19	06/11/19	8

Country	Trade Date	End of Settlement Period	Number of Days in Settlement Period
the philippines	12/23/19	01/02/20	10
	12/26/19	01/03/20	8
	12/27/19	01/06/20	10

poland	12/19/19	12/27/19	8
	12/20/19	12/30/19	10
	12/23/19	01/02/20	10

Qatar	05/30/19	06/09/19	10
	06/02/19	06/10/19	8
	06/03/19	06/11/19	8
	08/06/19	08/14/19	8
	08/07/19	08/15/19	8
	08/08/19	08/18/19	10

russia	04/26/19	05/06/19	10
	04/29/19	05/07/19	8
	04/30/19	05/08/19	8

south korea	01/30/19	02/07/19	8
	01/31/19	02/08/19	8
	02/01/19	02/11/19	10

taiwan	01/28/19	02/11/19	14
	01/29/19	02/12/19	14
	01/30/19	02/13/19	14

turkey	05/30/19	06/10/19	11
	05/31/19	06/11/19	11
	06/03/19	06/12/19	9
	08/07/19	08/15/19	8
	08/08/19	08/16/19	8
	08/09/19	08/19/19	10

the united arab emirates	08/07/19	08/15/19	8
	08/08/19	08/19/19	11
	08/09/19	08/20/19	11

You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Exchange-Traded Fund Trust

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF (the Funds)

Supplement dated December 20, 2018 to the current Statement of Additional Information (SAI), as may be supplemented

Effective January 1, 2019, the following information supplements and supersedes any information to the contrary contained in the SAI.

The “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” section is revised and restated in its entirety as follows:

Placement of Redemption Orders Outside Clearing Process—Foreign Funds

Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In connection with taking delivery of Shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two business days. Due to the schedule of holidays in certain countries or for other reasons, however, the delivery of redemption proceeds may take longer than two business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent a Fund from delivering securities within the normal settlement period.

The holidays applicable to a Fund are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

For the period January 1, 2019 through December 31, 2019, the dates of regular holidays affecting the relevant securities markets in which a Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2019

Australia
	January 1	April 25	September 30
	January 28	May 6	October 7
	March 4	May 27	November 5
	March 11	June 3	December 24
	April 19	June 10	December 25
	April 22	August 5	December 26
	April 23	August 14	December 31

Austria
	January 1	May 1	December 25
	April 19	June 10	December 26
	April 22	December 24	December 31

Belgium
	January 1	May 1	December 26
	April 19	December 24	December 31
	April 22	December 25

Denmark
	January 1	May 30	December 25
	April 18	May 31	December 26
	April 19	June 5	December 31
	April 22	June 10
	May 17	December 24

Finland
	January 1	May 30	December 25
	April 19	June 21	December 26
	April 22	December 6	December 31
	May 1	December 24

France
	January 1	May 1	December 26
	April 19	December 24	December 31
	April 22	December 25

Germany
	January 1	June 10	December 26
	April 19	October 3	December 31
	April 22	December 24
	May 1	December 25

Hong Kong
	January 1	April 19	October 1
	February 4	April 22	October 7
	February 5	May 1	December 24
	February 6	May 13	December 25
	February 7	June 7	December 26
	April 5	July 1	December 31

Ireland
	January 1	June 3	December 25
	April 22	August 5	December 26
	May 6	October 28

Israel
	March 21	June 9	October 14
	April 21	August 11	October 15
	April 22	September 29	October 16
	April 23	September 30	October 17
	April 24	October 1	October 20
	April 25	October 8	October 21
	May 8	October 9
	May 9	October 13

The Israeli Market is closed every Friday.

Italy
	January 1	May 1	December 25
	April 19	August 15	December 26
	April 22	December 24	December 31

Japan
	January 1	April 30	September 16
	January 2	May 1	September 23
	January 3	May 2	October 14
	January 14	May 3	October 22
	February 11	May 6	November 4
	March 21	July 15	December 31
	April 29	August 12

The Netherlands
	January 1	May 1	December 26
	April 19	December 24	December 31
	April 22	December 25

New Zealand
	January 1	April 22	December 25
	January 2	April 25	December 26
	February 6	June 3
	April 19	October 28

Norway
	January 1	May 1	December 25
	April 17	May 17	December 26
	April 18	May 30	December 31
	April 19	June 10
	April 22	December 24

Portugal
	January 1	May 1	December 26
	April 19	December 24	December 31
	April 22	December 25

Singapore
	January 1	May 20
	February 5	June 5	December 25
	February 6	August 9
	April 19	August 12
	May 1	October 28

Spain
	January 1	May 1	December 26
	April 19	December 24	December 31
	April 22	December 25

Sweden
	January 1	May 1	November 1
	April 18	May 29	December 24
	April 19	May 30	December 25
	April 22	June 6	December 26
	April 30	June 21	December 31

Switzerland
	January 1	May 1	December 24
	January 2	May 30	December 25
	April 19	June 10	December 26
	April 22	August 1	December 31

United Kingdom
	January 1	May 27	December 25
	January 2	August 5	December 26
	April 19	August 26	December 31
	April 22	December 2
	May 6	December 24

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities compose the Fund. For the period January 1, 2019 through December 31, 2019, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle for a Fund as follows:

Country	Trade Date	End of Settlement Period	Number of Days in Settlement Period
Australia	04/18/19	04/26/19	8

hong kong	01/31/19	02/08/19	8
	02/01/19	02/11/19	10

Israel	04/17/19	04/28/19	11
	04/18/19	04/29/19	11
	10/07/19	10/22/19	15
	10/10/19	10/23/19	13

Japan	04/24/19	05/07/19	13
	04/25/19	05/08/19	13
	04/26/19	05/09/19	13

norway	04/15/19	04/23/19	8
	04/16/19	04/24/19	8

You should read this Supplement in conjunction with the SAI and retain it for future reference.